Document and Entity Information	Dec. 09, 2016
Prospectus:
Document Type	497
Document Period End Date	Dec. 09, 2016
Registrant Name	MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Central Index Key	0000860720
Amendment Flag	false
Document Creation Date	Dec. 09, 2016
Document Effective Date	Dec. 09, 2016
Prospectus Date	Feb. 29, 2016
Morgan Stanley European Equity Fund Inc. | A
Prospectus:
Trading Symbol	EUGAX
Morgan Stanley European Equity Fund Inc. | B
Prospectus:
Trading Symbol	EUGBX
Morgan Stanley European Equity Fund Inc. | L
Prospectus:
Trading Symbol	EUGCX
Morgan Stanley European Equity Fund Inc. | I
Prospectus:
Trading Symbol	EUGDX